Shareholder's Equity (Deficit) - Textual (Details) In Millions, unless otherwise specified	Sep. 30, 2009
Shareholders Deficit (Textual) [Abstract]
Common Stock Shares Issued Under Consolidated Securities Action Settlement	5.0
Common Stock Warrants Issued Under Consolidated Securities Action Settlement	8.2